Company's Reinsurance and Investment Contract Recoverables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance and investment contract recoverables	$ 4,305	$ 4,097
Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance and investment contract recoverables	178	337
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance and investment contract recoverables	$ 4,127	$ 3,760